Segment Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segment Information
2.  Segment Information

Effective 1 January 2019 the Group implemented a simplified new structure reducing its operating segments from six to three: Americas Materials, Europe Materials (formerly Europe Heavyside and Asia), and a new Building Products segment. The Building Products segment brings together our former Americas Products, Europe Lightside and, up to its disposal, Europe Distribution segments. Comparative segment amounts for 2018 and 2017 have been restated where necessary to reflect the new format for segmentation. The segments reflect the Group’s organisational structure and the nature of the financial information reported to and assessed by the Group Chief Executive and Finance Director, who are together determined to fulfil the role of Chief Operating Decision Maker (as defined in IFRS 8). No operating segments have been aggregated to form these reportable segments.

The principal factors employed in the identification of the three segments reflected in this note include:

•	the Group’s organisational structure in 2019 (during 2019 each divisional President fulfilled the role of “segment manager” as outlined in IFRS 8);

•	the nature of the reporting lines to the Chief Operating Decision Maker (as defined in IFRS 8);

•	the structure of internal reporting documentation such as management accounts and budgets; and

•	the degree of homogeneity of products and services within each of the segments from which revenue is derived

The Chief Operating Decision Maker monitors the operating results of segments separately in order to allocate resources between segments and to assess performance. Segment performance is predominantly evaluated based on operating profit. As performance is also evaluated using operating profit before depreciation, amortisation and impairment (EBITDA (as defined)*), supplemental information based on EBITDA (as defined)* is provided overleaf. Given that net finance costs and income tax are managed on a centralised basis, these items are not allocated between operating segments for the purposes of the information presented to the Chief Operating Decision Maker and are accordingly omitted from the detailed segmental analysis overleaf. There are no asymmetrical allocations to reporting segments which would require disclosure.

*  EBITDA is defined as earnings before interest, taxes, depreciation, amortisation, asset impairment charges, profit on disposals and the Group’s share of equity accounted investments’ profit after tax.

A. Operating segments disclosures - Consolidated Income Statement data

	Year ended 31 December
		Revenue		Group EBITDA (as defined)*			Depreciation, amortisation and impairment			Group operating profit
	2019 € m	2018 € m	2017 € m	2019 € m	2018 € m	2017 € m	2019 € m	2018 € m	2017 € m	2019 € m	2018 € m	2017 € m
Continuing operations
Americas Materials	10,385	8,951	7,970	1,960	1,493	1,270	689	484	412	1,271	1,009	858
Europe Materials	8,494	8,042	7,338	1,079	936	891	524	449	398	555	487	493
Building Products	6,250	6,248	6,345	961	787	769	293	212	193	668	575	576
Total Group from continuing operations	25,129	23,241	21,653	4,000	3,216	2,930	1,506	1,145	1,003	2,494	2,071	1,927

Discontinued operations
Americas Distribution	-	7	2,343	-	(5)	164	-	-	21	-	(5)	143
Europe Distribution	3,177	3,549	3,567	200	149	216	99	43	48	101	106	168

Total Group	28,306	26,797	27,563	4,200	3,360	3,310	1,605	1,188	1,072	2,595	2,172	2,238

Group operating profit from continuing operations										2,494	2,071	1,927
(Loss)/profit on disposals (i)										(1)	(27)	54
Finance costs less income										(326)	(305)	(289)
Other financial expense										(112)	(46)	(59)
Share of equity accounted investments’ profit (ii)										60	48	52
Profit before tax from continuing operations										2,115	1,741	1,685

	(i) (Loss)/profit on disposals (note 6)			(ii) Share of equity accounted investments’ profit (note 11)
Americas Materials	2	44	29	38	25	32
Europe Materials	(131)	7	19	13	18	18
Building Products	128	(78)	6	9	5	2
Total Group from continuing operations	(1)	(27)	54	60	48	52

B. Operating segments disclosures - Consolidated Balance Sheet data

	As at 31 December
	Total assets		Total liabilities
	2019 € m	2018 € m	2019 € m	2018 € m
Americas Materials	14,608	13,798	2,642	2,063
Europe Materials	11,669	10,509	3,441	2,787
Building Products	6,407	7,203	1,875	1,742
Total Group	32,684	31,510	7,958	6,592

Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Investments accounted for using the equity method	690	1,163
Other financial assets	12	23
Derivative financial instruments (current and non-current)	82	45
Income tax assets (current and deferred)	87	86
Cash and cash equivalents	3,755	2,346
Total assets as reported in the Consolidated Balance Sheet	37,310	35,173

Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Interest-bearing loans and borrowings (current and non-current)			9,014	9,316
Derivative financial instruments (current and non-current)			17	59
Income tax liabilities (current and deferred)			2,841	2,652
Total liabilities as reported in the Consolidated Balance Sheet			19,830	18,619

C. Operating segments disclosures - other items

Additions to
non-current
assets

	Year ended 31 December
	Property, plant and equipment (note 15, 22)			Financial assets (note 17)			Total Group
	2019 € m	2018 € m	2017 € m	2019 € m	2018 € m	2017 € m	2019 € m	2018 € m	2017 € m
Continuing operations
Americas Materials (i)	671	429	375	27	2	5	698	431	380
Europe Materials	491	453	404	1	-	-	492	453	404
Building Products	315	209	207	-	-	6	315	209	213
Total Group from continuing operations	1,477	1,091	986	28	2	11	1,505	1,093	997

Discontinued operations
Americas Distribution	-	-	29	-	-	-	-	-	29
Europe Distribution	-	30	29	1	-	-	1	30	29

Total Group	1,477	1,121	1,044	29	2	11	1,506	1,123	1,055

(i)	Additions to property, plant and equipment include € 86 million relating to leased mineral reserves which fall outside the scope of IFRS 16.

D. Information about geographical areas

The
non-current
assets (as defined in IFRS 8) attributable to the country of domicile and all foreign countries of operation, for which revenue exceeds 10% of total external Group revenue, are set out below.

	As at 31 December
	Non-current assets*

	2019	2018
	€ m	€ m
Republic of Ireland (country of domicile)	506	495
United Kingdom	2,772	2,461
United States	14,259	12,925
Other	9,011	9,476
Total Group	26,548	25,357